Investment Objectives and Goals - Foundry Partners Small Cap Value Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY FOUNDRY PARTNERS SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Foundry Partners Small Cap Value Fund (the “Fund”) is long-term capital appreciation.